Employee Benefits - Summary of Employee Benefits Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Classes of employee benefits expense [abstract]
Current remuneration	$ 845.0	$ 756.0
Post employment defined benefit plans	11.7	10.9
Post employment defined contribution plans	34.8	32.1
Termination benefits	4.0	2.3
Stock-based compensation (Note 19)	13.0	11.1
Other long-term benefits	3.6	2.9
Total	$ 912.1	$ 815.3